General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
Schedule of General and Administrative Expenses

	Year ended December 31,
	2023	2022	2021
		(in thousands)
Stock-based compensation	$649	$913	$1,225
Professional fees	908	1,084	897
Salaries and benefits	1,428	1,164	1,617
Rent and office-maintenance fees	261	401	530
Investor relations and business development expenses	14	59	242
Insurance and other expenses	663	1,035	1,150
	$3,923	$4,656	$5,661